FINANCIAL STATEMENT ELEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
FINANCIAL STATEMENT ELEMENTS

NOTE 4 – FINANCIAL STATEMENT ELEMENTS

In 2020, the Company purchased software for which is to be used in operations with a $50,000 note payable. The software is not expected to be implemented until late-2023 and thus no amortization was recorded at September 30, 2023.

NOTE 4 – FINANCIAL STATEMENT ELEMENTS

During 2020, the Company purchased software for which is to be used in operations with a $50,000 note payable. The software isn’t expected to be implemented until 2023 and thus no amortization was recorded at December 31, 2022. See Note 5 for discussion of the note payable terms.

Lease

The Company leases offices used for operations under a non-cancelable agreement which expires in June 2024. Rent expense for the years ended December 31, 2022 and 2021 was $43,527 and $22,750, respectively. On January 1, 2022, the Company recorded a right of use asset and liability of $104,665. The Company used an effective borrowing rate of 3% which is the annual increase per the lease agreement. The aggregate right of use payments and imputed interest under the lease agreement as of December 31, 2022 is as follows:

Years ending December 31,:

2023	43,908
2024	22,278
Imputed interest	(1,554)
Total	$64,632